Gold Bullion Loans (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Interest accretion	$ 736,331	$ 988,530	$ 819,060
Gold bullion loans [member]
Statement Line Items [Line Items]
Balance	4,998,127	4,622,351
Loans received	292,241	287,800
Less: repayment of loans converted to shares	(5,313,378)	(130,670)
Less: conversion component of convertible loans	(32,000)	(120,000)
Interest accrued	306,608	375,921
Issuance of shares for interest payment	(359,550)	(311,015)
Interest accretion	46,667	268,280	272,991
Foreign exchange translation adjustment	61,285	5,460
Balance		$ 4,998,127	$ 4,622,351